Note 25 - Revenue From Contracts With Customers - Schedule of Non-interest Income From Customer Contracts (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fees and gains on sales of mortgage loans(1)		$ 2,973	$ 9,997	$ 9,560
BOLI and annuity earnings(1)		1,346	1,109	959
Security gain (loss), net(1)		(1,620)	28	882
Revenue from contract with customer, total non-interest income		27,420	32,850	29,795
Fees and Gains on Sales of Mortgage Loans [Member]
Fees and gains on sales of mortgage loans(1)	[1]	2,973	9,997	9,560
Service Charges on Deposits [Member]
Revenue from contract with customer, non-interest income		7,382	6,137	5,659
Debit and Credit Card Interchange Income [Member]
Revenue from contract with customer, non-interest income		8,416	7,783	5,842
Brokerage Income [Member]
Revenue from contract with customer, non-interest income		6,929	6,368	4,837
BOLI and Annuity Earnings [Member]
BOLI and annuity earnings(1)	[1]	1,346	1,109	959
Security Gain (Loss), Net [Member]
Security gain (loss), net(1)	[1]	(1,620)	28	882
Other Non-interest income [Member]
Revenue from contract with customer, non-interest income		$ 1,994	$ 1,428	$ 2,056

[1]	Not within the scope of ASC Topic 606.